Intangible Assets - Schedule of finite-lived intangible assets, future amortization expense (Detail) - Dec. 31, 2022	CNY (¥)	USD ($)
Finite-Lived Intangible Assets, Gross [Abstract]
2023	¥ 1,257,606	$ 182,336
2024	1,010,211	146,467
2025	996,352	144,457
2026	937,541	135,931
2027	¥ 904,884	$ 131,196